Schedule of Effect of Reinsurance on Interest Credited to Contractholder Funds (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effects of Reinsurance [Line Items]
Direct interest credited to contractholder funds	$ 107,522	$ 113,166	$ 123,747
Ceded interest credited to contractholder funds	(4,770)	(4,545)	(5,158)
Interest credited to contractholder funds, net of reinsurance	102,761	108,637	118,604
Non-affiliate
Effects of Reinsurance [Line Items]
Assumed interest credited to contractholder funds	9	16	15
Ceded interest credited to contractholder funds	$ (4,770)	$ (4,545)	$ (5,158)